Goodwill	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL

NOTE 9:-	GOODWILL

Changes in the carrying amount of goodwill for the years ended December 31, 2017 and 2018 according to the Company's reportable segments are as follows (see also Note 18):

	IT professional services	Software services	Total

As of January 1, 2017	$43,874	$47,128	$91,002

Business combination	1,723	-	1,723
Measurement period adjustments	614	28	642
Foreign currency translation adjustments	2,192	2,630	4,822

As of December 31, 2017	$48,403	$49,786	$98,189

Business combination	-	277	277
Measurement period adjustments	(18)	-	(18)
Foreign currency translation adjustments	(1,694)	(1,748)	(3,442)

As of December 31, 2018	$46,691	$48,315	$95,006

The Company performed an annual impairment tests as of December 31, of each of 2016, 2017 and 2018 and did not identify any impairment losses (see Note 2).